Apr. 26, 2021

 ADVANCED SERIES TRUST
AST Academic Strategies Asset Allocation Portfolio

Supplement dated May 17, 2021 to the
Currently Effective Prospectus and Summary Prospectus

This supplement should be read in conjunction with the currently effective prospectus (the Prospectus) and summary prospectus (the Summary Prospectus) for the AST Academic Strategies Asset Allocation Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus and Summary Prospectus.
At a meeting of the shareholders of the Portfolio held on May 11, 2021, shareholders approved an amended investment management agreement (the Management Agreement) for the Portfolio in connection with the implementation of a new principal investment strategy.

As described in the proxy statement soliciting shareholder approval of the amended Management Agreement and the supplement dated February 8, 2021, the Board of Trustees of the Trust (the Board) also approved certain other changes to the Portfolio that were contingent on shareholder approval of the amended Management Agreement. Among other items, the Board approved: (i) changing the Portfolio’s principal investment strategies to move from a fund-of-funds structure that primarily invests Portfolio assets in underlying funds to a structure that primarily relies on direct investments through multiple sleeves to achieve the Portfolio’s investment objective; (ii) new subadvisory agreements with J.P. Morgan Investment Management, Inc., Massachusetts Financial Services Company, PGIM, Inc., Wellington Management Company LLP, First Quadrant, L.P., Jennison Associates LLC, Morgan Stanley Investment Management Inc., QMA LLC, and Western Asset Management Company, LLC and Western Asset Management Company Limited; (iii) termination of existing subadvisory agreements for the Portfolio with AlphaSimplex Group, LLC, AQR Capital Management, LLC, CoreCommodity Management LLC, and Pacific Investment Management Company, LLC; and (iv) changing the Portfolio’s custom benchmark index in order to reflect a specific allocation to treasury inflation-protected securities.

The Manager expects to begin the implementation of the change to the Portfolio’s principal investment strategies in early June 2021 with final completion expected on August 1, 2021.

To reflect the changes described above, the Prospectus and Summary Prospectus relating to the Portfolio are hereby revised as follows, effective, unless otherwise noted, August 1, 2021:

I.	All references and information pertaining to AlphaSimplex, AQR, CoreCommodity and PIMCO are hereby removed from the Prospectus and Summary Prospectus.

II.
The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.81%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.06%
+ Acquired Fund Fees & Expenses	0.03%
=Total Annual Portfolio Operating Expenses	1.15%
-Fee Waiver and/or Expense Reimbursement	(0.05)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	1.10%
(1)
The Manager has contractually agreed to waive 0.02% of its management fee through June 30, 2022. The Manager has also contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee received from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 1.13% of the Portfolio’s average daily net assets through June 30, 2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

III.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Academic Strategies Asset Allocation	$112	$360	$628	$1,393

IV.
The description of the Portfolio’s principal investment strategies in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus, and the description of the Portfolio’s principal investment strategies in the “SUMMARY: AST Academic Strategies Asset ALLOCATION Portfolio – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted and replaced with the description set forth below:

Principal Investment Strategies.
The Portfolio’s asset allocation generally provides for an allotment of approximately 40% of Portfolio assets to a combination of domestic and international equity strategies, an allotment of approximately 20% of Portfolio assets to a combination of US fixed income, hedged international bond, real return, and exchange-traded fund (ETF) investment strategies, and an allotment of approximately 40% allocation to non-traditional strategies, including, but not limited to, real estate, commodities-related, Treasury Inflation-Protected Securities, global macro, tactical currency and other liquid alternative strategies.

Portfolio's assets are allocated to traditional asset classes and investment strategies, and approximately 40% of the Portfolio's assets are allocated to non-traditional asset classes and investment strategies. The traditional asset class includes US and foreign equity and fixed income securities. The non-traditional asset classes include real estate, commodities-related, and  may from time to time include long/short market neutral, global macro, hedge fund replication, and global tactical asset allocation strategies. The Portfolio gains exposure to these traditional and non-traditional asset classes and investment strategies by investing in varying combinations of: (i) other pooled investment vehicles, including, other portfolios of the Trust, other open-end or closed-end investment companies, exchange-traded funds (ETFs), unit investment trusts, and domestic or foreign private investment pools (collectively referred to as Underlying Portfolios); (ii) securities such as common stocks, preferred stocks, bonds, bond and interest rate futures, options on bonds, options on bond and interest rate futures, interest rate options, interest rate swaps, credit default swaps (on individual securities and/or baskets of securities), commodity and commodity index futures, options (including options on credit default swaps), other futures, swaps and options (including on equities and equity indices), forwards, options on swaps, options on forwards and mortgage-backed securities; and (iii) certain financial and derivative instruments. Strategic Portfolio asset allocations are based on: (i) forward-looking assessments of global macroeconomic, market, financial, currency, security valuation, and other factors; and (ii) quantitative and qualitative evaluations of the risks associated with investments in the relevant investment categories and strategies.
Under normal circumstances, the Portfolio will invest up to 25% of its assets in Underlying Portfolios and the remainder of the Portfolio’s assets will be directly managed by subadvisers to the Portfolio.

Included in the directly managed portion is an overlay strategy for liquidity and asset allocation purposes. The Portfolio allocates approximately 15-25% of its net assets to the overlay strategy, which is employed through an overlay sleeve. The overlay strategy seeks to allow for the efficient management of Portfolio-level risk and changes in the Portfolio’s asset levels, liquidity, and asset allocations. The overlay strategy is also used to access and adjust exposures to various asset classes and underlying strategy allocations. The overlay strategy is invested primarily in (i) derivative instruments including, but not limited to, swaps, forwards, index futures, other futures contracts, and options thereon to provide liquid exposure to the applicable equity, fixed income, real estate and commodity benchmark indices; and (ii) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions. The overlay strategy may also invest in ETFs for additional exposure to relevant markets. The overlay strategy may temporarily deviate from the allocation indicated due to redemptions in the Portfolio or other circumstances relevant to the Portfolio’s overall investment process.

V.
Paragraphs three through five under “Past Performance” in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus, and paragraphs three through five in the “SUMMARY: AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted and replaced with the following:

The table also demonstrates how the Portfolio’s average annual returns compare to the returns of a custom blended index which consists of the Russell 3000 Index (20%), MSCI Europe, Australasia and the Far East (EAFE) Index (20%), Bloomberg Barclays US Aggregate Index (20%), ICE BofAML Three-Month US Treasury Bill Index (15%), Wilshire US REIT Total Return Index (9%), Bloomberg Barclays US TIPS Index (8%) and Bloomberg Commodity Index Total Return (8%). PGIM Investments LLC and AST Investment Services, Inc. determined the weight of each index comprising the blended index.

Note: The Academic Strategies Asset Allocation Portfolio added and removed subadvisers and changed certain investment strategies, effective July 12, 2021. The performance figures prior to July 12, 2021 for the Portfolio reflect the investment performance, investment operations, investment policies, and investment strategies of former subadvisers, and it is not representative of the Portfolio’s current subadvisers and the Portfolio’s predicted performance.

Prior to July 12, 2021, the Portfolio’s custom blended index consisted of the Russell 3000 Index (20%), MSCI EAFE Index (GD) (20%), Bloomberg Barclays US Aggregate Index (28%), Bloomberg Commodity Index Total Return (8%), ICE BofAML Three-Month US Treasury Bill Index (15%) and Wilshire US REIT Total Return Index (9%) and . Effective July 12, 2021, the Portfolio’s custom blended index consists of the Russell 3000 Index (20%), MSCI EAFE Index (20%), Bloomberg Barclays US Aggregate Index (20%), ICE BofAML Three-Month US Treasury Bill Index (15%), Wilshire US REIT Total Return Index (9%), Bloomberg Barclays US TIPS Index (8%) and Bloomberg Commodity Index Total Return (8%), because the Manager believes this index composition provides a more appropriate basis for performance comparisons.

VI.
The index table under “Past Performance” in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus, and the index table under “Past Performance” in the “SUMMARY: AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted and replaced with the table and information set forth below:

Index	1 Year*	5 Years*	10 Years*
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.21%	13.87%
Blended Index (prior to July 12, 2021) (reflects no deduction for fees, expenses or taxes)	7.70%	6.86%	5.60%
Blended Index (effective July 12, 2021) (reflects no deduction for fees, expenses or taxes)	7.96%	6.91%	5.59%
*Information as of December 31, 2020.